Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED

THRIFT AND TAX-DEFERRED SAVINGS PLAN

PLAN No. 004, EIN No. 22-2625848

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (MODIFIED CASH BASIS) DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower or Similar Party	(c) Description of Investment, including maturity date, rate of interest, collateral, and par or maturity value	(d) Cost	(e) Current Value
*	Various Participants	Participant Loans (maturing 2026 to 2030 at interest rates of 3.25% to 8.50%), secured by participant accounts	$0	$18,398,590

* Permitted party-in-interest transactions.